Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2015-2018 ) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Plan 2015-18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	7 months